Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for leases	$ 492	$ 504